Redemption Requirement of Common Stock (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Class of Stock [Line Items]
Redemption requirements	$ 19,313
2014
Class of Stock [Line Items]
Redemption requirements	2,626
2015
Class of Stock [Line Items]
Redemption requirements	8,567
2016
Class of Stock [Line Items]
Redemption requirements	8,120
Series A
Class of Stock [Line Items]
Redemption requirements	4,586
Series A | 2014
Class of Stock [Line Items]
Redemption requirements	216
Series A | 2015
Class of Stock [Line Items]
Redemption requirements	2,263
Series A | 2016
Class of Stock [Line Items]
Redemption requirements	2,107
Series B
Class of Stock [Line Items]
Redemption requirements	8,727
Series B | 2014
Class of Stock [Line Items]
Redemption requirements	410
Series B | 2015
Class of Stock [Line Items]
Redemption requirements	4,304
Series B | 2016
Class of Stock [Line Items]
Redemption requirements	4,013
Series C redeemable convertible preferred stock
Class of Stock [Line Items]
Redemption requirements	6,000
Series C redeemable convertible preferred stock | 2014
Class of Stock [Line Items]
Redemption requirements	2,000
Series C redeemable convertible preferred stock | 2015
Class of Stock [Line Items]
Redemption requirements	2,000
Series C redeemable convertible preferred stock | 2016
Class of Stock [Line Items]
Redemption requirements	$ 2,000